FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Net Investment Hedges (Details) - Net investment hedge € in Millions		12 Months Ended
	Jan. 14, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 27, 2015 USD ($)	May 27, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 1,000,000,000	$ 1,375,000,000
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period		(21,000,000)	61,000,000
Change in fair value		(136,000,000)	(82,000,000)
Derivative at fair value at end of period		(157,000,000)	(21,000,000)
Cross Currency Swap, 375 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Hedged item | €							€ 303
Notional amount						$ 375,000,000
Deferred gain on net investment hedge	$ 83,000,000
Deferred gain on net investment hedge, tax	$ 24,000,000
Cross Currency Swap, 250 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 250,000,000
Net Investment Hedge Fair Value:
Derivative maturity term			30 years
Derivative at fair value at beginning of period		0	$ 56,000,000
Change in fair value			(56,000,000)
Derivative at fair value at end of period			0
Cross Currency Swap, 125 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 125,000,000
Net Investment Hedge Fair Value:
Derivative maturity term			30 years
Derivative at fair value at beginning of period		0	$ 29,000,000
Change in fair value			(29,000,000)
Derivative at fair value at end of period			0
Cross Currency Swap, 1,000 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Hedged item | €					€ 918
Notional amount				$ 1,000,000,000
Hedging instrument deferred tax		44,000,000	6,000,000
Net Investment Hedge Fair Value:
Derivative at fair value at end of period		(157,000,000)
Cross Currency Swap, 500 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 500,000,000	$ 500,000,000
Net Investment Hedge Fair Value:
Derivative maturity term		5 years	5 years
Derivative at fair value at beginning of period		$ 3,000,000	$ (7,000,000)
Change in fair value		(67,000,000)	10,000,000
Derivative at fair value at end of period		(64,000,000)	3,000,000
Cross Currency Swap, 300 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 300,000,000	$ 300,000,000
Net Investment Hedge Fair Value:
Derivative maturity term		10 years	10 years
Derivative at fair value at beginning of period		$ (14,000,000)	$ (10,000,000)
Change in fair value		(42,000,000)	(4,000,000)
Derivative at fair value at end of period		(56,000,000)	(14,000,000)
Cross Currency Swap, 160 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 160,000,000	$ 160,000,000
Net Investment Hedge Fair Value:
Derivative maturity term		10 years	10 years
Derivative at fair value at beginning of period		$ (8,000,000)	$ (6,000,000)
Change in fair value		(22,000,000)	(2,000,000)
Derivative at fair value at end of period		(30,000,000)	(8,000,000)
Cross Currency Swap, 40 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 40,000,000	$ 40,000,000
Net Investment Hedge Fair Value:
Derivative maturity term		10 years	10 years
Derivative at fair value at beginning of period		$ (2,000,000)	$ (1,000,000)
Change in fair value		(5,000,000)	(1,000,000)
Derivative at fair value at end of period		$ (7,000,000)	$ (2,000,000)